CDC NVEST STAR WORLDWIDE FUND

Supplement dated May 22, 2003 to the CDC Nvest Star Funds Classes A, B and C and Class Y Prospectuses, each dated May 1, 2003 each as may be supplemented from time to time

On May 16, 2003, the Board of Trustees (the "Trustees") of CDC Nvest Funds approved the recommendation of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") to change the investment policy of the CDC Nvest Star Worldwide Fund (the "Fund") to state that the Fund will invest mainly in common stocks of companies located outside the United States. As part of this Fund policy change, the segment of the Fund currently using a U.S. domestic value investment style (currently advised by Harris Associates L.P.) (the "Segment") will, commencing August 1, 2003, utilize an international value investment style. Also effective on August 1, 2003, Hansberger Global Investors, Inc. ("Hansberger"), will replace Harris Associates as the segment's subadviser and will be responsible for sub-advising the Segment in accordance with the international value investment style. The sub-advisory fee payable to Hansberger in connection with managing the Segment is the same fee that is payable to Hansberger for managing the international growth segment of the Fund. This fee payable to Hansberger is lower than the current fee payable by the Segment to Harris Associates. In connection with this reduction in sub-advisory fees, CDC IXIS Advisers has agreed to waive a portion of its advisory fee to limit the overall advisory fee to the annualized rate of 1.00% of the Fund's average net assets from August 1, 2003 through April 30, 2004.

PROSPECTUS CHANGES EFFECTIVE AUGUST 1, 2003

WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES", THE FOLLOWING TEXT REPLACES THE THIRD PARAGRAPH IN THIS SECTION.

The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest in common stocks of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and is expected to diversify its assets across developed and emerging markets in Eastern and Western Europe, the Far East and Latin America.

WITHIN THE SECTION ENTITLED "GOALS, STRATEGIES & RISKS", THE FOLLOWING TEXT REPLACES THE TITLE TO THE HANSBERGER SECTION:

HANSBERGER - INTERNATIONAL GROWTH SEGMENT

WITHIN THE SECTION ENTITLED "GOALS, STRATEGIES & RISKS", THE FOLLOWING TEXT REPLACES THE SECTION "HARRIS ASSOCIATES - U.S. SEGMENT".

HANSBERGER - INTERNATIONAL VALUE SEGMENT

In managing its international value segment of the Fund, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company's intrinsic value, based on its long-term potential. Hansberger's investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as: the quality of a company's management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company's future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks as well as economic and market conditions.

Hansberger seeks to broaden the scope and increase the effectiveness of its fundamental analysis by searching for undervalued stocks in many countries around the world. This global search provides Hansberger with more diverse opportunities and with the flexibility to shift portfolio investments, not only from company to company and industry to industry, but also from country to country, in search of undervalued stocks. Hansberger's objective is to identify undervalued securities, to hold them for the long term, and to achieve long-term capital growth as the marketplace realizes the value of these securities over time. Hansberger expects to typically invest in between 70 to 80 stocks, across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund. A stock is sold when share price rises above sell target and superior alternatives are found. Additionally, when selling a stock, Hansberger takes into account the structural company and industry specific factors, changes in shareholder orientation, as well as loss of confidence in management.

WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES", THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO CDC NVEST STAR WORLDWIDE FUND.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

------------------------------------------ -------------------------------------
                          CDC NVEST STAR WORLDWIDE FUND
------------------------------------------ -------------------------------------

------------------------------------------ ------------------------- ---------------------- -------------------------
                                                   CLASS A                  CLASS B                 CLASS C
------------------------------------------ ------------------------- ---------------------- -------------------------
------------------------------------------ ------------------------- ---------------------- -------------------------
Management fees**                                   1.05%                    1.05%                   1.05%
------------------------------------------ ------------------------- ---------------------- -------------------------
------------------------------------------ ------------------------- ---------------------- -------------------------
Distribution and/or service (12b-1) fees            0.25%                    1.00%*                   1.00%*
------------------------------------------ ------------------------- ---------------------- -------------------------
---------------------------------------------------------------------------------------------------------------------
Other expenses                                     0.89%                   0.89%                    0.89%
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses               2.19%                   2.94%                    2.94%
---------------------------------------------------------------------------------------------------------------------

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

** The advisory agreement between CDC IXIS Advisers and CDC Nvest Funds Trust I on behalf of the Star Worldwide Fund sets forth a management fee rate of 1.05%. Effective August 1, 2003, CDC IXIS Advisers, however, has agreed to waive a portion of its fee so that the effective management fee is 1.00% through April 30, 2004.

WITHIN THE SECTION ENTITLED "MANAGEMENT TEAM" IN THE SECTION "MEET THE FUNDS' PORTFOLIO MANAGERS", THE FOLLOWING TEXT IS ADDED UNDER THE SECTION "CDC NVEST STAR WORLDWIDE FUND". IN THE SAME SECTION, UNDER "HARRIS ASSOCIATES", KEVIN G. GRANT AND EDWARD S. LOEB NO LONGER SERVE AS PORTFOLIO MANAGERS FOR CDC NVEST STAR WORLDWIDE FUND.

HANSBERGER - INTERNATIONAL VALUE SEGMENT

Ronald Holt has co-managed the Hansberger international value segment of the Star Worldwide Fund since August 2003. Mr. Holt, Director of Research, joined Hansberger in 1997. Prior to assuming the role of Director of Research, he was a senior research analyst and portfolio manager at Hansberger. Mr. Holt previously worked at Merrill Lynch and has over 12 years of investment experience. Mr. Holt received an MBA in Finance from New York University's Stern School of Business. He holds the designation of Chartered Financial Analyst.

Lauretta (Retz) Reeves has co-managed the Hansberger international value segment of the Star Worldwide Fund since August 2003. Ms. Reeves, Managing Director of Research Technology and senior research analyst, joined Hansberger in 1996. Prior to joining Hansberger, she was Senior Vice President at Templeton Investment Counsel, Inc., where she was in the research and portfolio management group. Ms. Reeves received an MBA from Nova-Southeastern University. She holds the designation of Chartered Financial Analyst and has over 16 years of investment management experience.

Robert Mazuelos has co-managed the Hansberger international value segment of the Star Worldwide Fund since August 2003. Mr. Mazuelos, Senior Vice President and senior research analyst, joined Hansberger in 1995. Prior to joining Hansberger, he was a performance analyst at Templeton Investment Counsel, Inc. Mr. Mazuelos received an MBA from Florida Atlantic University and has over 12 years of investment management experience.



                                                                      SP188-0503